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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: DECEMBER 31, 2010

Check here if Amendment [_]; Amendment Number: ________
This Amendment (Check only one.):   [_] is a restatement.
                                    [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    MILL ROAD CAPITAL MANAGEMENT LLC
Address: 382 GREENWICH AVENUE, SUITE ONE
         GREENWICH, CT 06830

Form 13F File Number: 28-________________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    THOMAS E. LYNCH
Title:   MANAGEMENT COMMITTEE DIRECTOR AND CHAIRMAN
Phone:   (203) 987-3500

Signature, Place, and Date of Signing:

/s/ Thomas E. Lynch         Greenwich, CT          February 14, 2011
-------------------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  30

Form 13F Information Table Value Total:  $103,081
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number   Name

1     28-________________    MILL ROAD CAPITAL GP LLC

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
                                MILL ROAD CAPITAL MANAGEMENT LLC FORM 13F INFORMATION TABLE DATA
---------------------------------------------------------------------------------------------------------------------------------
         COLUMN 1               COLUMN 2     COLUMN 3  COLUMN 4       COLUMN 5          COLUMN 6   COLUMN 7       COLUMN 8
---------------------------- --------------  --------- -------- --------------------- ------------ -------- ---------------------
                                                                                                              VOTING AUTHORITY
                                                        VALUE    SHRS OR         PUT/  INVESTMENT   OTHER   ---------------------
      NAME OF ISSUER         TITLE OF CLASS    CUSIP   (X$1000)  PRN AMT  SH/PRN CALL  DISCRETION  MANAGER  SOLE SHARED   NONE
---------------------------- --------------  --------- -------- --------- ------ ---- ------------ -------- ---- ------ ---------
AMERICAN PAC CORP            COM             028740108      899   156,274   SH        SHARED-OTHER    1                   156,274
ASTRO-MED INC NEW            COM             04638F108      796   101,523   SH        SHARED-OTHER    1                   101,523
BALDWIN TECHNOLOGY INC       CL A            058264102      266   199,800   SH        SHARED-OTHER    1                   199,800
BARRY R G CORP OHIO          COM             068798107    5,876   528,394   SH        SHARED-OTHER    1                   528,394
CACHE INC                    COM NEW         127150308    1,704   383,701   SH        SHARED-OTHER    1                   383,701
COLDWATER CREEK INC          COM             193068103      468   147,554   SH        SHARED-OTHER    1                   147,554
CROWN CRAFTS INC             COM             228309100    2,354   457,102   SH        SHARED-OTHER    1                   457,102
CRYSTAL ROCK HLDGS INC       COM             22940F103       30    43,882   SH        SHARED-OTHER    1                    43,882
DESTINATION MATERNITY CORP   COM             25065D100   33,526   883,893   SH        SHARED-OTHER    1                   883,893
EDAC TECHNOLOGIES CORP       COM             279285100      142    42,043   SH        SHARED-OTHER    1                    42,043
GAIAM INC                    CL A            36268Q103    7,646   993,017   SH        SHARED-OTHER    1                   993,017
GAMING PARTNERS INTL CORP    COM             36467A107      204    32,750   SH        SHARED-OTHER    1                    32,750
HARRIS INTERACTIVE INC       COM             414549105    5,336 4,373,855   SH        SHARED-OTHER    1                 4,373,855
HARVARD BIOSCIENCE INC       COM             416906105    2,705   662,929   SH        SHARED-OTHER    1                   662,929
HUDSON HIGHLAND GROUP INC    COM             443792106    2,271   389,612   SH        SHARED-OTHER    1                   389,612
INTEGRAMED AMER INC          COM NEW         45810N302    1,115   128,748   SH        SHARED-OTHER    1                   128,748
J ALEXANDERS CORP            COM             466096104    2,530   481,902   SH        SHARED-OTHER    1                   481,902
KONA GRILL INC               COM             50047H201    3,315   808,439   SH        SHARED-OTHER    1                   808,439
LACROSSE FOOTWEAR INC        COM             505688101      651    39,687   SH        SHARED-OTHER    1                    39,687
LEARNING TREE INTL INC       COM             522015106    4,823   504,475   SH        SHARED-OTHER    1                   504,475
LYDALL INC DEL               COM             550819106    4,179   519,172   SH        SHARED-OTHER    1                   519,172
MANAGEMENT NETWORK GROUP INC COM NEW         561693201    1,533   589,507   SH        SHARED-OTHER    1                   589,507
MATERIAL SCIENCES CORP       COM             576674105      309    48,300   SH        SHARED-OTHER    1                    48,300
MOD PAC CORP                 COM             607495108      283    56,698   SH        SHARED-OTHER    1                    56,698
NATIONAL TECHNICAL SYS INC   COM             638104109    3,464   429,223   SH        SHARED-OTHER    1                   429,223
NOVAMED INC DEL              COM NEW         66986W207    1,730   150,000   SH        SHARED-OTHER    1                   150,000
NOVAMED INC DEL              NOTE 1.000% 6/1 66986WAA6    4,355 4,799,000  PRN        SHARED-OTHER    1                 4,799,000
PHYSICIANS FORMULA HLDGS INC COM             719427106    9,464 2,516,943   SH        SHARED-OTHER    1                 2,516,943
SPAN AMER MED SYS INC        COM             846396109    1,041    70,379   SH        SHARED-OTHER    1                    70,379
SUNLINK HEALTH SYSTEMS INC   COM             86737U102       66    40,650   SH        SHARED-OTHER    1                    40,650
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